UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09521

MANAGERS AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: February 28th

Date of reporting period: MAY 31, 2011         (1st Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

Systematic Value Fund

Schedule of Portfolio Investments

May 31, 201 1 (unaudited)

Security Description	Shares	Value
Common Stocks - 98.3%
Consumer Discretionary - 9.0%
CBS Corp., Class B	43,400	$1,213,030
Ford Motor Co.*	52,900	789,268
Lear Corp.	45,500	2,312,310
Macy’s, Inc.	83,600	2,414,368
Phillips-Van Heusen Corp.	12,600	831,222
Signet Jewelers, Ltd.*	23,000	1,058,230
Viacom, Inc., Class B	47,855	2,412,371
Wyndham Worldwide Corp.	17,150	596,991
Total Consumer Discretionary		11,627,790
Consumer Staples - 4.8%
CVS Caremark Corp.	41,700	1,613,373
Sysco Corp.	43,900	1,414,019
Walgreen Co.	72,000	3,141,360
Total Consumer Staples		6,168,752
Energy - 13.7%
Anadarko Petroleum Corp.	8,300	660,016
Apache Corp.	10,525	1,311,415
Chevron Corp.	50,375	5,284,841
Denbury Resources, Inc.*	50,900	1,117,764
Hess Corp.	40,100	3,169,103
Marathon Oil Corp.	36,775	1,992,102
National Oilwell Varco, Inc.	29,050	2,108,449
Occidental Petroleum Corp.	17,950	1,935,908
Total Energy		17,579,598
Financials - 24.9%
American International Group, Inc.*	24,100	686,850
Bank of America Corp.	189,600	2,227,800
Capital One Financial Corp.	19,900	1,081,366
Citigroup, Inc.*	65,660	2,701,909
Discover Financial Services	126,700	3,020,528
Fifth Third Bancorp	124,300	1,623,358
Hartford Financial Services Group, Inc.	77,000	2,052,050
Huntington Bancshares, Inc.	101,000	666,600
Invesco, Ltd.	34,700	856,049
JPMorgan Chase & Co.	101,800	4,401,832
KeyCorp	189,500	1,605,065
Lincoln National Corp.	21,800	639,830
Marsh & McLennan Co., Inc.	40,700	1,248,269
Metlife, Inc.	51,000	2,249,100

Systematic Value Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares	Value
Financials - 24.9% (continued)
PNC Financial Services Group, Inc., The	51,000	$3,183,420
Prudential Financial, Inc.	35,125	2,240,272
SLM Corp.*	39,800	678,192
Wells Fargo & Co.	29,100	825,567
Total Financials		31,988,057
Health Care -11.8%
Biogen Idec, Inc.*	20,400	1,932,492
HCA Holdings, Inc.*	50,000	1,744,500
McKesson Corp.	17,100	1,463,931
Pfizer, Inc.	169,600	3,637,920
UnitedHealth Group, Inc.	89,700	4,390,815
Zimmer Holdings, Inc.*	29,450	1,995,532
Total Health Care		15,165,190
Industrials - 9.2%
Caterpillar, Inc.	21,500	2,274,700
Cummins, Inc.	5,800	610,392
Eaton Corp.	31,000	1,601,770
General Electric Co.	161,300	3,167,932
Hertz Global Holdings, Inc.*	40,700	657,305
KBR, Inc.	24,700	921,804
Northrop Grumman Corp.	11,700	763,893
Raytheon Co.	13,150	662,497
Timken Co.	23,900	1,233,718
Total Industrials		11,894,011
Information Technology - 9.8%
Accenture PLC, Class A	18,600	1,067,454
Alcatel-Lucent, Sponsored ADR*	144,500	819,315
Atmel Corp.*	167,000	2,508,340
Dell, Inc.*	62,900	1,011,432
EMC Corp.*	86,300	2,456,961
International Business Machines Corp.	6,100	1,030,473
JDS Uniphase Corp.*	28,700	579,453
Symantec Corp.*	121,500	2,375,325
Xerox Corp.	72,300	738,183
Total Information Technology		12,586,936
Materials - 8.2%
Agrium, Inc.	12,625	1,111,758
Alcoa, Inc.	109,700	1,844,057
Domtar Corp.	6,200	635,376
Dow Chemical Co.	25,800	932,154
E.I. du Pont de Nemours & Co.	33,100	1,764,230

Systematic Value Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares	Value
Materials - 8.2% (continued)
Freeport McMoRan Copper & Gold, Inc., Class B	42,900	$2,215,356
Mosaic Co., The	9,600	680,160
Walter Industries, Inc.	10,675	1,329,571
Total Materials		10,512,662
Telecommunication Services - 3.9%
AT&T, Inc.	112,600	3,553,656
MetroPCS Communications, Inc.*	36,700	656,930
Verizon Communications, Inc.	24,100	890,013
Total Telecommunication Services		5,100,599
Utilities - 3.0%
American Water Works Co., Inc.	54,250	1,628,042
FirstEnergy Corp.	34,800	1,552,776
NiSource, Inc.	32,700	663,810
Total Utilities		3,844,628
Total Common Stocks (cost $107,976,421)		126,468,223
Short-Term Investments - 1.4%[1]
BNY Institutional Cash Reserves Fund, Series B*[3,4]	195,236	156,090
Dreyfus Cash Management Fund, Institutional Class Shares, 0.10%	1,643,624	1,643,624
Total Short-Term Investments (cost $1,838,860)		1,799,714
Total Investments - 99.7% (cost $109,815,281)		128,267,937
Other Assets, less Liabilities - 0.3%		341,978
Net Assets - 100.0%		$128,609,915

Systematic Mid Cap Fund

Schedule of Portfolio Investments

May 31, 201 1 (unaudited)

Security Description	Shares		Value
Common Stocks - 99.0%
Consumer Discretionary - 12.0%
CBS Corp., Class B	37,900		$1,059,305
Harley-Davidson, Inc.	33,625		1,249,505
Lear Corp.	56,725		2,882,764
Macy’s, Inc.	114,025		3,293,042
Phillips-Van Heusen Corp.	28,845		1,902,905
Pier 1 Imports, Inc.*	104,050		1,240,276
Signet Jewelers, Ltd.*	47,175		2,170,522
Weight Watchers International, Inc.	8,350		670,004
Williams-Sonoma, Inc.	18,500		724,275
Wyndham Worldwide Corp.	43,100		1,500,311
Total Consumer Discretionary			16,692,909
Consumer Staples - 5.4%
Constellation Brands, Inc.*	39,300		863,028
Hain Celestial Group, Inc.*	51,700		1,848,792
Nu Skin Enterprises, Inc., Class A	22,075		862,912
Reynolds American, Inc.	22,425		892,066
Smithfield Foods, Inc.*	77,075		1,614,721
Sysco Corp.	42,475		1,368,120
Total Consumer Staples			7,449,639
Energy - 8.6%
Denbury Resources, Inc.*	131,050		2,877,858
Oil States International, Inc.*	23,532		1,860,205
St. Mary Land & Exploration Co.	29,700		1,974,753
Superior Energy Services, Inc.*	71,500		2,679,105
Western Refining, Inc.*	147,600	[2]	2,572,668
Total Energy			11,964,589
Financials - 26.0%
BioMed Realty Trust, Inc.	35,825		734,054
CBL & Associates Properties, Inc.	135,550		2,607,982
Discover Financial Services	114,625		2,732,660
DuPont Fabros Technology, Inc.	41,525	[2]	1,085,464
Fifth Third Bancorp	220,875		2,884,628
First Niagara Financial Group, Inc.	170,725	[2]	2,424,295
Hartford Financial Services Group, Inc.	78,750		2,098,688
Home Properties of NY, Inc.	27,650		1,711,535
Huntington Bancshares, Inc.	325,450		2,147,970
Invesco, Ltd.	124,075		3,060,930
KeyCorp	330,150		2,796,371
Lincoln National Corp.	74,750		2,193,912
Marsh & McLennan Co., Inc.	67,475		2,069,458

Systematic Mid Cap Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares		Value
Financials - 26.0% (continued)
Raymond James Financial, Inc.	50,675		$1,811,124
SLMCorp.*	105,250		1,793,460
Vornado Realty Trust	14,575		1,433,888
XL Group PLC	101,725		2,406,814
Total Financials			35,993,233
Health Care - 6.8%
Cardinal Health, Inc.	42,575		1,933,756
Health Management Associates, Inc., Class A*	234,925		2,678,145
Health Net, Inc.*	75,100		2,409,959
Zimmer Holdings, Inc.*	36,300		2,459,688
Total Health Care			9,481,548
Industrials - 12.9%
Atlas Air Worldwide Holdings, Inc.*	10,750		680,368
Eaton Corp.	37,300		1,927,291
Hertz Global Holdings, Inc.*	81,975		1,323,896
KBR, Inc.	66,670		2,488,124
Manitowoc Co., The	60,700		1,093,814
Owens Corning, Inc.*	19,000		725,800
Pentair, Inc.	51,350	[2]	2,078,648
Raytheon Co.	20,075		1,011,379
Ryder System, Inc.	39,075		2,149,125
Timken Co.	40,950		2,113,839
Triumph Group, Inc.	14,350		1,342,012
United Stationers, Inc.*	12,700		940,054
Total Industrials			17,874,350
Information Technology - 8.7%
Alcatel-Lucent, Sponsored ADR*	299,625	[2]	1,698,874
Atmel Corp.*	177,550		2,666,801
Fairchild Semiconductor International, Inc.*	52,000		938,080
Progress Software Corp.*	73,125		1,979,494
Symantec Corp.*	127,750		2,497,512
ValueClick, Inc.*	17,700		319,485
Xerox Corp.	194,950		1,990,440
Total Information Technology			12,090,686
Materials - 7.2%
Agrium, Inc.	12,700		1,118,362
Alcoa, Inc.	151,450		2,545,874
Eastman Chemical Co.	7,600		804,460
Huntsman Corp.	77,715		1,472,699
MeadWestvaco Corp.	53,975		1,836,230
Walter Industries, Inc.	17,300		2,154,715
Total Materials			9,932,340

Systematic Mid Cap Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares	Value
Telecommunication Services - 1.2%
MetroPCS Communications, Inc.*	95,700	$1,713,030
Utilities - 10.2%
American Water Works Co., Inc.	122,200	3,667,222
CMS Energy Corp.	148,100	2,953,114
Energen Corp.	34,225	2,131,191
FirstEnergy Corp.	53,675	2,394,978
NiSource, Inc.	145,700	2,957,710
Total Utilities		14,104,215
Total Common Stocks (cost $118,803,059)		137,296,539
Short-Term Investments - 4.0%[1]
BNY Institutional Cash Reserves Fund, Series B*[3,4]	11,479	9,177
BNY Mellon Overnight Government Fund, 0.08%[3]	3,934,798	3,934,798
Dreyfus Cash Management Fund, Institutional Class Shares, 0.10%	1,638,871	1,638,871
Total Short-Term Investments (cost $5,585,148)		5,582,846
Total Investments - 103.0% (cost $124,388,207)		142,879,385
Other Assets, less Liabilities - (3.0)%		(4,139,431)
Net Assets - 100.0%		$138,739,954

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At May 31, 2011, the approximate cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately as follows:

Fund	Cost	Appreciation	Depreciation	Net
Systematic Value Fund	$110,184,436	$19,303,390	($1,219,889)	$18,083,501

Systematic Mid Cap Value Fund	124,629,559	19,639,841	(1,390,015)	18,249,826

*	Non-income-producing security.
[1]	Yield shown for each short-term investment represents its May 31, 2011, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[2]	Some or all of these shares were out on loan to various brokers as of May 31, 2011, amounting to:

Fund	Market Value	% of Net Assets
Systematic Mid Cap Value Fund	$3,873,127	2.8%

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.
[4]

On September 12, 2008, The Bank of New York Mellon (“BNYM”) established a separate sleeve of the BNY Institutional Cash Reserves Fund (“ICRF”) (Series B) to hold certain Lehman Brothers floating rate notes. The Fund’s position in Series B is being marked to market daily.

Fair Value Measurements

Generally Accepted Accounting Principles (U.S. GAAP) define fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and defaults) or other market corroborated inputs) (e.g., foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments) (e.g., fair valued securities with unobservable inputs)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. The following table summarizes the inputs used to value the Funds’ net assets by the above fair value hierarchy levels as of May 31, 2011:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Systematic Value Fund
Investments in Securities
Common Stocks†	$126,468,223	—	—	$126,468,223
Short-Term Investments	1,643,624	$156,090	—	1,799,714

Total Investments in Securities	$128,111,847	$156,090	—	$128,267,937

Notes to Schedule of Portfolio Investments (unaudited)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Systematic Mid Cap Value Fund
Investments in Securities
Common Stocks†	$137,296,539	—	—	$137,296,539
Short-Term Investments	5,573,669	$9,177	—	5,582,846

Total Investments in Securities	$142,870,208	$9,177	—	$142,879,385

†	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.

As of May 31, 2011, the Funds had no significant transfers between Level 1 and Level 2 from the beginning of the reporting period.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS

By:	/s/ JOHN H. STREUR
John H. Streur, President

Date: July 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JOHN H. STREUR
John H. Streur, President

Date: July 26, 2011

By:	/s/ DONALD S. RUMERY
Donald S. Rumery, Chief Financial Officer

Date: July 26, 2011